BUSINESS SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Schedule of segment reporting information by segment
Operating information by segment was as follows (dollars in millions):

	2014	2013	2012
Revenues:
Bankers Life:
Insurance policy income:
Annuities	$26.0	$28.9	$28.4
Health	1,287.1	1,311.2	1,342.7
Life	338.6	308.6	286.3
Net investment income (a)	957.3	1,005.7	838.9
Fee revenue and other income (a)	29.3	19.0	15.2
Total Bankers Life revenues	2,638.3	2,673.4	2,511.5
Washington National:
Insurance policy income:
Annuities	4.0	11.4	9.6
Health	597.6	587.1	575.9
Life	24.4	23.0	23.4
Net investment income (a)	276.1	296.9	289.2
Fee revenue and other income (a)	1.1	.9	1.1
Total Washington National revenues	903.2	919.3	899.2
Colonial Penn:
Insurance policy income:
Health	3.6	4.3	5.2
Life	242.4	227.8	212.6
Net investment income (a)	41.7	40.0	40.4
Fee revenue and other income (a)	1.0	.8	.7
Total Colonial Penn revenues	288.7	272.9	258.9
Other CNO Business:
Insurance policy income - health	—	24.1	25.6
Net investment income (a)	—	33.3	32.9
Total Other CNO Business revenues	—	57.4	58.5
Corporate operations:
Net investment income	14.9	39.8	62.4
Fee and other income	6.7	6.2	2.8
Total corporate revenues	21.6	46.0	65.2
Total revenues	3,851.8	3,969.0	3,793.3

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	2014	2013	2012
Expenses:
Bankers Life:
Insurance policy benefits	$1,667.6	$1,788.7	$1,642.9
Amortization	174.7	187.5	187.6
Interest expense on investment borrowings	7.9	6.7	5.3
Other operating costs and expenses	401.2	380.0	374.8
Total Bankers Life expenses	2,251.4	2,362.9	2,210.6
Washington National:
Insurance policy benefits	536.2	541.4	500.6
Amortization	64.6	64.9	64.9
Interest expense on investment borrowings	1.7	1.9	2.8
Other operating costs and expenses	189.5	170.5	182.1
Total Washington National expenses	792.0	778.7	750.4
Colonial Penn:
Insurance policy benefits	173.2	165.7	161.1
Amortization	15.3	14.5	15.0
Other operating costs and expenses	99.4	105.2	91.4
Total Colonial Penn expenses	287.9	285.4	267.5
Other CNO Business:
Insurance policy benefits	—	59.2	63.2
Other operating costs and expenses	—	25.8	25.0
Total Other CNO Business expenses	—	85.0	88.2
Corporate operations:
Interest expense on corporate debt	43.9	51.3	66.2
Interest expense on borrowings of variable interest entities	—	.1	20.0
Interest expense on investment borrowings	.1	—	.4
Other operating costs and expenses	49.1	43.1	55.1
Total corporate expenses	93.1	94.5	141.7
Total expenses	3,424.4	3,606.5	3,458.4
Pre-tax operating earnings by segment:
Bankers Life	386.9	310.5	300.9
Washington National	111.2	140.6	148.8
Colonial Penn	.8	(12.5)	(8.6)
Other CNO Business	—	(27.6)	(29.7)
Corporate operations	(71.5)	(48.5)	(76.5)
Pre-tax operating earnings	$427.4	$362.5	$334.9
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(a)	It is not practicable to provide additional components of revenue by product or services.

Reconciliation of operating profit (loss) from segments to consolidated
A reconciliation of segment revenues and expenses to consolidated revenues and expenses and net income is as follows (dollars in millions):

	2014	2013	2012
Total segment revenues	$3,851.8	$3,969.0	$3,793.3
Net realized investment gains	33.9	33.4	81.1
Revenues related to certain non-strategic investments and earnings attributable to VIEs	33.2	32.2	—
Fee revenue related to transition and support services agreements	15.0	—	—
Revenues of CLIC prior to being sold	210.8	441.5	468.3
Consolidated revenues	4,144.7	4,476.1	4,342.7

Total segment expenses	3,424.4	3,606.5	3,458.4
Insurance policy benefits - fair value changes in embedded derivative liabilities	48.5	(54.4)	4.4
Amortization related to fair value changes in embedded derivative liabilities	(12.5)	19.0	(1.6)
Amortization related to net realized investment gains	1.0	1.6	6.5
Expenses related to certain non-strategic investments and earnings attributable to VIEs	41.2	42.4	—
Loss on extinguishment or modification of debt	.6	65.4	200.2
Net loss on sale of subsidiary and (gain) loss on reinsurance transactions	239.8	98.4	—
Other operating costs and expenses - fair value changes related to agent deferred compensation plan	26.8	(15.8)	10.0
Expenses related to transition and support services agreements	12.4	—	—
Expenses of CLIC prior to being sold	187.4	408.2	509.1
Consolidated expenses	3,969.6	4,171.3	4,187.0
Income before tax	175.1	304.8	155.7
Income tax expense:
Tax expense on period income	159.2	128.3	106.2
Valuation allowance for deferred tax assets and other tax items	(35.5)	(301.5)	(171.5)
Net income	$51.4	$478.0	$221.0

Schedule of balance sheet information, by segment
Segment balance sheet information was as follows (dollars in millions):

	2014	2013
Assets:
Bankers Life	$19,303.0	$18,230.2
Washington National	8,207.9	8,204.8
Colonial Penn	945.3	891.1
Other CNO Business	—	607.4
Business of CLIC being sold	—	4,326.8
Corporate operations	2,728.0	2,520.3
Total assets	$31,184.2	$34,780.6
Liabilities:
Bankers Life	$16,697.5	$15,866.4
Washington National	6,778.8	6,834.3
Colonial Penn	802.2	766.6
Other CNO Business	—	597.6
Business of CLIC being sold	—	3,764.5
Corporate operations	2,217.5	1,996.0
Total liabilities	$26,496.0	$29,825.4

Schedule of selected financial information, by segment
The following table presents selected financial information of our segments (dollars in millions):

Segment	Present value of future profits	Deferred acquisition costs	Insurance liabilities
2014
Bankers Life	$128.4	$456.6	$15,308.9
Washington National	314.2	240.2	6,228.8
Colonial Penn	46.8	73.8	771.0
Total	$489.4	$770.6	$22,308.7
2013
Bankers Life	$263.2	$627.8	$14,575.0
Washington National	344.3	232.2	5,664.1
Colonial Penn	55.7	67.4	766.2
Other CNO Business	—	—	597.5
Business of CLIC prior to being sold	16.1	40.7	3,273.0
Total	$679.3	$968.1	$24,875.8